Deferred tax	12 Months Ended
Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Deferred tax

13 Deferred tax

Net deferred tax assets/(liabilities) comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m

At 31 December 2017	(91)	(174)	113	(241)	264	(17,323)	656	(16,796)

Accounting policy change (IFRS 9) (note 31)	–	–	–	–	–	–	7	7

At 1 January 2018	(91)	(174)	113	(241)	264	(17,323)	663	(16,789)

Differences on exchange	(7)	(10)	4	6	15	(1,066)	47	(1,011)

Subsidiaries acquired (note 24)	–	–	–	–	–	(3)	4	1

Credited/(charged) to the income statement	27	(16)	(11)	(46)	(36)	67	319	304

Credited/(charged) relating to changes in tax rates	1	(10)	(1)	–	4	79	(3)	70

(Charged)/credited to other comprehensive income	–	–	–	–	(25)	–	18	(7)

At 31 December 2018	(70)	(210)	105	(281)	222	(18,246)	1,048	(17,432)

Revised
At 1 January 2017	31	(58)	89	(392)	117	(95)	92	(216)

Differences on exchange	2	15	(6)	13	(12)	862	(22)	852

Subsidiaries acquired (note 24)	(375)	(234)	–	–	514	(28,091)	1,115	(27,071)

Credited/(charged) to the income statement	180	19	30	138	10	66	(291)	152

Credited/(charged) relating to changes in tax rates	71	84	–	–	(194)	9,935	(276)	9,620

(Charged)/credited to other comprehensive income	–	–	–	–	(171)	–	38	(133)

At 31 December 2017	(91)	(174)	113	(241)	264	(17,323)	656	(16,796)

With effect from 1 January 2018, the Group has adopted IFRS 15 Revenue from Contracts with Customers. The Group has revised 2017, as explained in notes 1 and 31.

In 2017, as part of the acquisition of RAI, the Group had to account for the assets and liabilities of the RAI companies at fair market value at the acquisition date of 25 July 2017 (note 24). The increase in the net asset value versus the tax bases created net deferred tax liabilities, valued within the purchase price allocation process at the prevailing Federal and State corporation tax rate at the date of the acquisition. Subsequently on 22 December 2017, the Federal corporation tax rate was changed to 21% from 1 January 2018. This revised rate has been used to revalue the net deferred tax liabilities in the United States, reducing the liability leading to a credit in the income statement of £9,620 million.

The net deferred tax liabilities are reflected in the Group balance sheet as follows: deferred tax asset of £344 million and deferred tax liability of £17,776 million (2017: deferred tax asset of £333 million and deferred tax liability of £17,129 million), after offsetting assets and liabilities where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred income taxes relate to the same fiscal authority.

At the balance sheet date, the Group has not recognised a deferred tax asset in respect of unused tax losses of £308 million (2017: £301 million) which have no expiry date and unused tax losses of £502 million (2017: £616 million) which will expire within the next 10 years.

At the balance sheet date, the Group has not recognised a deferred tax asset in respect of deductible temporary differences of £nil million (2017: £nil million), which have no expiry date and £184 million (2017: £140 million), which will expire within the next 10 years.

At the balance sheet date, the Group has unused tax credits of £80 million (2017: £80 million) which have no expiry date.  No amount of deferred tax has been recognised in respect of these unused tax credits.

At the balance sheet date, the aggregate amount of undistributed earnings of subsidiaries which would be subject to dividend withholding tax and for which no withholding tax liability has been recognised was £0.7 billion (2017: £0.7 billion).